Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of Components of Lease Revenues

The following table summarizes the components of lease revenues (amounts in thousands):

	December 31,
	2022	2021
Fixed lease revenues	$878	$718
Variable lease revenues (1)	282	171
Lease revenues (2) (3)	$1,160	$889

(1)	Includes reimbursements for property taxes, insurance, and common area maintenance services.
(2)	Excludes lease intangible amortization of $0.3 million and $0.1 million for the years ended December 31, 2022 and 2021, respectively.
(3)	Excludes straight-line rent of less than $0.1 million for the years ended December 31, 2022 and 2021, respectively.

Summary of Minimum Future Contractual Rents

The following table summarizes the minimum future contractual rents to be received (exclusive of expenses paid by tenants, and percentage of sales rents) on non-cancellable operating leases as of December 31, 2022 (amounts in thousands).

For the year ended December 31,
2023	$958
2024	758
2025	1,246
2026	1,153
2027	1,139
Thereafter	11,824
Total (1)	$17,078

(1)	Excludes $0.1 million of straight-line rent and $2.1 million of lease intangible amortization.

Schedule of Minimum Future Lease Payments

The following table summarizes the minimum future lease payments related to our finance ground lease as of December 31, 2022 (amounts in thousands):

For the year ended December 31,
2023	$5,158
2024	—
2025	—
2026	—
2027	—
Thereafter	—
Total undiscounted cash flows	5,158
Present value discount	(137)
Lease liability	$5,021